Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Schedule of warrant related activity
	Warrant Shares	Weighted Average Exercise Price
Outstanding, January 1, 2013	11,916,801	1.71
Issued	5,100,800	0.28
Outstanding, December 31, 2013	17,017,601	1.29
Issued	6,191,500	0.75
Exercised or cancelled	(1,996,288)	0.36
Outstanding December 31, 2014	21,212,813	1.19
Expiring in 2015	285,345
Expiring in 2016	-
Expiring in 2017	7,235,622
Expiring thereafter	13,691,846